Shareholder Report, Holdings (Details)	Feb. 28, 2025
Columbia Ultra Short Duration Municipal Bond Fund - Class A | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Columbia Ultra Short Duration Municipal Bond Fund - Class A | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Columbia Ultra Short Duration Municipal Bond Fund - Class A | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
Columbia Ultra Short Duration Municipal Bond Fund - Class A | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Ultra Short Duration Municipal Bond Fund - Class A | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Ultra Short Duration Municipal Bond Fund - Class A | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Columbia Ultra Short Duration Municipal Bond Fund - Class A | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Columbia Ultra Short Duration Municipal Bond Fund - Class A | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Ultra Short Duration Municipal Bond Fund - Class A | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Ultra Short Duration Municipal Bond Fund - Class A | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Ultra Short Duration Municipal Bond Fund - Class A | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Ultra Short Duration Municipal Bond Fund - Class A | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Ultra Short Duration Municipal Bond Fund - Class A | NORTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Ultra Short Duration Municipal Bond Fund - Class A | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Ultra Short Duration Municipal Bond Fund - Class A | LOUISIANA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Ultra Short Duration Municipal Bond Fund - Class A | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.50%
Columbia Ultra Short Duration Municipal Bond Fund - Class A | Municipal Short Term [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Columbia Ultra Short Duration Municipal Bond Fund - Class A | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Ultra Short Duration Municipal Bond Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Ultra Short Duration Municipal Bond Fund Institutional Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Columbia Ultra Short Duration Municipal Bond Fund Institutional Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Columbia Ultra Short Duration Municipal Bond Fund Institutional Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
Columbia Ultra Short Duration Municipal Bond Fund Institutional Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Ultra Short Duration Municipal Bond Fund Institutional Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Ultra Short Duration Municipal Bond Fund Institutional Class | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Columbia Ultra Short Duration Municipal Bond Fund Institutional Class | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Columbia Ultra Short Duration Municipal Bond Fund Institutional Class | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Ultra Short Duration Municipal Bond Fund Institutional Class | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Ultra Short Duration Municipal Bond Fund Institutional Class | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Ultra Short Duration Municipal Bond Fund Institutional Class | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Ultra Short Duration Municipal Bond Fund Institutional Class | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Ultra Short Duration Municipal Bond Fund Institutional Class | NORTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Ultra Short Duration Municipal Bond Fund Institutional Class | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Ultra Short Duration Municipal Bond Fund Institutional Class | LOUISIANA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Ultra Short Duration Municipal Bond Fund Institutional Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.50%
Columbia Ultra Short Duration Municipal Bond Fund Institutional Class | Municipal Short Term [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Columbia Ultra Short Duration Municipal Bond Fund Institutional Class | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Ultra Short Duration Municipal Bond Fund Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%